Inventories - Summary of Additional Information (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Inventory [Line Items]
Inventory Valuation Reserves	$ 753	$ 1,207	$ 849
Shrink And Damage Reserves [Member]
Inventory [Line Items]
Inventory Valuation Reserves	$ 100	$ 200	$ 300	$ 300